Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net book value
Net book value	$ 4,964	$ 3,866
Site Infra-Structure and Equipment [Member]
Net book value
Net book value	3,740	1,926
Construction in Progress [Member]
Net book value
Net book value	490	1,235
Warehouse & Office Equipment & Furniture [Member]
Net book value
Net book value	274	255
Right- of-use Assets [Member]
Net book value
Net book value	460	450
Cost [Member]
Cost
Balance beginning	6,878	4,018
Additions	2,597	2,956
Transfers
Disposals	(119)	(96)
Balance ending	9,356	6,878
Cost [Member] | Site Infra-Structure and Equipment [Member]
Cost
Balance beginning	3,768	2,844
Additions	429	292
Transfers	2,434	655
Disposals		(23)
Balance ending	6,631	3,768
Cost [Member] | Construction in Progress [Member]
Cost
Balance beginning	1,235
Additions	1,689	1,890
Transfers	(2,434)	(655)
Disposals
Balance ending	490	1,235
Cost [Member] | Warehouse & Office Equipment & Furniture [Member]
Cost
Balance beginning	873	648
Additions	162	225
Transfers
Disposals
Balance ending	1,035	873
Cost [Member] | Right- of-use Assets [Member]
Cost
Balance beginning	1,002	526
Additions	317	549
Transfers
Disposals	(119)	(73)
Balance ending	1,200	1,002
Accumulated Amortization [Member]
Cost
Balance beginning	3,012	2,086
Amortization	1,430	1,012
Disposals	(50)	(86)
Balance ending	4,392	3,012
Accumulated Amortization [Member] | Site Infra-Structure and Equipment [Member]
Cost
Balance beginning	1,842	1,274
Amortization	1,049	585
Disposals		(17)
Balance ending	2,891	1,842
Accumulated Amortization [Member] | Construction in Progress [Member]
Cost
Balance beginning
Amortization
Disposals
Balance ending
Accumulated Amortization [Member] | Warehouse & Office Equipment & Furniture [Member]
Cost
Balance beginning	618	431
Amortization	143	187
Disposals
Balance ending	761	618
Accumulated Amortization [Member] | Right- of-use Assets [Member]
Cost
Balance beginning	552	381
Amortization	238	240
Disposals	(50)	(69)
Balance ending	$ 740	$ 552